Third party reinsurance - Highest gross recoverable amounts by reinsurer (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Third party reinsurance
Number of highest gross recoverable amounts	5
Gross	$ 337.2	$ 308.6
AA
Third party reinsurance
Gross	116.9	97.4
Not rated
Third party reinsurance
Gross	53.0	60.7
Swiss Reinsurance Company Ltd | AA-
Third party reinsurance
Gross	$ 45.5	$ 21.1
Percentage of Total	13.00%	7.00%
Berkshire Hathaway, Inc | AA+
Third party reinsurance
Gross	$ 41.1	$ 54.1
Percentage of Total	12.00%	18.00%
Lloyd's of London | A+
Third party reinsurance
Gross	$ 19.4	$ 18.2
Percentage of Total	6.00%	6.00%
Percentage of Collateralized	16.00%	9.00%
Argo Capital Group Ltd | A-
Third party reinsurance
Gross	$ 18.2	$ 14.4
Percentage of Total	5.00%	5.00%
Percentage of Collateralized	78.00%	108.00%
General Insurance Corporation of India | AA
Third party reinsurance
Gross	$ 17.3
Percentage of Total	5.00%
Percentage of Collateralized	11.00%
International Medical Insurance Company | Not rated
Third party reinsurance
Gross		$ 13.0
Percentage of Total		4.00%
Percentage of Collateralized		31.00%